Net Amounts Recognized in Consolidated Balance Sheet (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Lease deposits and other	¥ 2,691	¥ 3,493
Accrued expenses and other	(2,590)	(5,513)
Accrued pension and severance costs	(112,461)	(122,366)
Net amount recognized	(112,360)	(124,386)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Lease deposits and other	1,297	1,244
Accrued expenses and other	(128)	(68)
Accrued pension and severance costs	(51,828)	(42,391)
Net amount recognized	¥ (50,659)	¥ (41,215)